FINANCIAL STATEMENT ELEMENTS (Details Narrative) - USD ($)		1 Months Ended
	Nov. 30, 2020	Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Payments to Acquire Software	$ 50,000	$ 50,000